Finance Receivables - Unused Lines of Credit (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused lines of credit extended to customers	$ 397	$ 386
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused lines of credit extended to customers	2	1
SpringCastle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused lines of credit extended to customers	365	354
Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused lines of credit extended to customers	$ 30	$ 31